Schedule of revenue (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
At a point in time
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
At a point in time							$ 2,403,552	$ 3,594,828
Alps Global Holding Berhad [Member] | Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time							407,443	245,875
Alps Global Holding Berhad [Member] | Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time							1,755,910	3,009,485
Alps Global Holding Berhad [Member] | Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time							232,173	330,104
Alps Global Holding Berhad [Member] | Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time							8,026	9,364
Alps Global Holding Berhad [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time							$ 2,403,552	$ 3,594,828
Alps Global Holding Berhad [Member] | Management Fees [member]
IfrsStatementLineItems [Line Items]
At a point in time				$ 7,111	$ 6,410
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
At a point in time				1,829,681	1,280,229
Alps Life Science Inc [Member] | Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time				278,242	192,946
Alps Life Science Inc [Member] | Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time				1,322,844	733,872
Alps Life Science Inc [Member] | Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time				219,496	340,814
Alps Life Science Inc [Member] | Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time				1,988	6,187
Alps Life Science Inc [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time				$ 1,829,681	$ 1,280,229